Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Current assets
Cash and cash equivalents	$ 54,465	$ 58,146
Trade receivables, net of allowance for receivables of $4,392 and $3,182 (note 3)	61,584	86,809
Other current assets	6,466	9,228
Income taxes recoverable	7,432	2,996
Inventory (note 4)	51,638	78,191
Deferred income taxes (note 13)	8,052	27,045
Total current assets	189,637	262,415
Property and equipment (note 5)	54,745	73,615
Intangible assets (notes 1(h) and note 7)	249	449
Deferred income taxes (note 13)	8,304	6,788
Deferred financing fees (note 10(b))	2,462	3,859
Other long-term assets	354	407
Total Assets	255,751	347,533
Current liabilities
Accounts payable	18,678	31,075
Accrued and other current liabilities (note 8)	44,340	82,936
Deferred revenue	13,134	74,115
Current portion of capital lease obligation (note 5)	1,103	1,184
Current portion of long-term debt (note 10)	10,156	9,375
Total current liabilities	87,411	198,685
Long-term debt (note 10)	96,342	104,923
Capital lease obligation (note 5)	53,818	62,950
Other long-term liabilities	938	201
Deferred revenue	11,787	9,745
Total liabilities	250,296	376,504
Commitments and contingencies (note 15)
Shareholders' equity (deficit)
Common stock, value	696,151	456,474
Treasury Shares (Common Shares) - issued 410,502	(840)	(840)
Accumulated other comprehensive income (loss)	2,672	(1,464)
Additional paid-in capital (notes 11 and 12)	48,630	43,738
Deficit	(741,158)	(765,286)
Total shareholders' deficit	5,455	(28,971)
Total liabilities and shareholders' deficit	255,751	347,533
Class B Shares [Member]
Shareholders' equity (deficit)
Common stock, value		$ 238,407